STOCKHOLDERS' DEFICIENCY (Net income (loss) per share) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) - basic	$ 280,827	$ (819,010)	$ 349,721	$ (1,195,461)
Weighted average number of common shares outstanding	12,074,997	12,037,597	12,056,294	12,037,597
Basic earnings (loss) per common share	$ 0.02	$ (0.07)	$ 0.03	$ (0.10)
Net income (loss) - diluted	$ 280,827	$ (819,010)	$ 349,721	$ (1,195,461)
Weighted average number of common stock outstanding - diluted	12,486,473	12,037,597	12,366,469	12,037,597
Diluted earnings (loss) per common share	$ 0.02	$ (0.07)	$ 0.03	$ (0.10)
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:					1,466,000	1,027,000
Convertible debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:	712,398	323,357	721,398	323,357	323,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of common stock outstanding - diluted	400,280		301,674
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:		1,174,800		1,174,800	1,132,000	1,027,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of common stock outstanding - diluted	11,196		8,501
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:	4,089	10,676	4,089	10,676	11,000